Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The maximum exposure to credit risk as at March 31, 2018 and 2017 was as follows:

	March 31, 2018	March 31, 2017
Cash and cash equivalents	2,288,121	1,884,265
Other assets	360,378	213,424
Trade receivables	8,820,579	6,950,563
Other receivables	48,141	101,098
Other investments	145,718	74,653
	11,662,937	9,224,003

Disclosure of financial assets that are either past due or impaired [text block]
The ageing of trade receivables, net of allowances that are past due, is given below:

Period (in days)	March 31, 2018	March 31, 2017
Past due 181 - 270 days	825,461	892,375
Past due 271 - 365 days	272,913	344,529
More than 365 days	885,644	961,295
	1,984,018	2,198,199

Information about collateral held as security and other credit enhancements for credit-impaired financial assets [text block]	Details of collateral and other credit enhancements held
	March 31, 2018	March 31, 2017
Security deposits received for Internet access services	497	497

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2018

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years
Non-derivative financial liabilities
Bank overdrafts	2,121,537	2,121,537	2,121,537	-	-
Finance lease liabilities	185,965	210,302	105,274	101,888	3,140
Other liabilities	207,046	207,046	207,046	-	-
Borrowing from banks	2,021,228	2,240,152	949,352	1,209,181	81,619
Borrowings from others	1,464,637	1,851,840	769,409	893,774	188,657
Trade and other payables	6,779,018	6,779,018	6,779,018	-	-
	12,779,431	13,409,895	10,931,636	2,204,843	273,416

As at March 31, 2017

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years
Non-derivative financial liabilities
Bank overdrafts	991,161	991,161	991,161	-	-
Finance lease liabilities	519,219	577,646	367,620	210,026	-
Other liabilities	201,679	201,679	201,679	-	-
Borrowing from banks	2,567,076	2,711,343	1,974,313	571,339	165,691
Borrowings from others	844,002	915,494	676,150	239,343	-
Trade and other payables	5,648,740	5,648,740	5,648,740	-	-
	10,771,877	11,046,063	9,859,663	1,020,708	165,691

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as at March 31, 2018 was as follows:

	All amounts in respective currencies as mentioned (in thousands)
	US $	CA $	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	3,835	-	-	-	-	-	-
Trade receivables	11,310	-	-	66	8	-	-
Trade payables	(10,076)	-	(1)	(29)	-	(57)	(2)
Foreign currency loan	(20,005)	-	-	-	-	-	-
Net balance sheet exposure	(14,951)	-	(1)	37	8	(57)	(2)

The Group’s exposure to foreign currency risk as at March 31, 2017 was as follows:

	All amounts in respective currencies as mentioned (in thousands)
	US $	CA $	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	5,180	-	-	-	-	-	-
Trade receivables	11,226	-	-	44	(1)	-	-
Trade payables	(10,949)	(4)	(1)	(110)	(10)	(38)	-
Foreign currency loan	(29,374)	-	-	-	-	-	-
Net balance sheet exposure	(23,917)	(4)	(1)	(66)	(11)	(38)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2017.
	Other comprehensive income	Profit or ( loss)
March 31, 2018	-	96,585
March 31, 2017	-	155,702

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2018	March 31, 2017
Fixed rate instruments
Financial assets
- Fixed deposits with banks	413,082	449,195
- Investment in debt securities	144,008	72,943

Financial liabilities
- Borrowings from banks	609,382	687,461
- Borrowings from others	1,464,637	844,002

Variable rate instruments
Financial liabilities
- Borrowings from banks	1,411,846	1,879,615
- Bank overdrafts	2,121,537	991,161

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]	The analysis has been performed on the same basis as 2017.
	Equity	Profit or (loss)
March 31, 2018	-	(32,644)
March 31, 2017	-	(24,161)